Annual Fund Operating Expenses - Guinness Atkinson Dividend Builder Fund - Guinness Atkinson Dividend Builder ETF	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Tax Expense	0.01%
All Other Expenses	0.55%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	0.46%	[1]

[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2028.